Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash in banks	$ 5,077	$ 1,828
Short-term bank deposits	5,548	1,000
Total	$ 10,625	$ 2,828	$ 3,001	$ 10,312